VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2023
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

10. VARIABLE INTEREST ENTITIES

The Company, through its subsidiaries, may enter into silent partnership agreements and/or various types of bankruptcy remote arrangements for the sole purpose of holding Japan project companies. Under the silent partnership agreements and/or the bankruptcy remote arrangements, the project companies are considered VIEs in which the Company has no majority equity interests, but is entitled to substantially all of the economic interests of the projects. In addition, the Company has the power to make decisions over the activities that most significantly impact the economic performance of the projects under the asset management agreement signed simultaneously between the project companies and a wholly-owned subsidiary, Canadian Solar Projects K.K. As such, the Company concluded it was the primary beneficiary of the project companies and thus these project companies were accounted for as consolidated VIEs since their establishment. The Company does not retain any ownership interest nor control of the bankruptcy remote entities, which individually and, in the aggregate, are insignificant.

As of December 31, 2022 and 2023, the carrying amounts and classifications of the consolidated VIEs’ major assets and liabilities with immaterial items combined, excluding intercompany balances which are eliminated upon consolidation, included in the Company’s consolidated balance sheets are as follows:

	At December 31,	At December 31,
	2022	2023
	$	$
Cash	15,903	10,478
Project assets	320,460	109,144
Other assets	30,163	40,340
Total assets	366,526	159,962

Short-term borrowings	191,792	73,131
Long-term borrowings	49,675	16,956
Other liabilities	26,366	27,376
Total liabilities	267,833	117,463

Net income and overall cash flow activities during the years ended December 31, 2021, 2022 and 2023 were insignificant to the Company’s consolidated financial statements.